Accounting Changes	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Accounting Changes	ACCOUNTING CHANGES
New Standards to be Implemented
Intangibles - Goodwill and Other - Internal-Use Software
Standard/Description–Issuance date: September 2025. This guidance requires internal-use software development cost capitalization to begin when both of the following occur: management has authorized and committed to funding the software project and, it is probable the project will be completed and the software will be used to perform its intended function. This guidance eliminates accounting considerations of software development stages.
Effective Date and Adoption Considerations–The guidance is effective for the company for annual and interim reporting periods beginning January 1, 2028. Early adoption is permitted.
Effect on Financial Statements or Other Significant Matters–The company is evaluating the impact of the guidance in the consolidated financial results.
Disaggregation of Income Statement Expenses
Standard/Description–Issuance date: November 2024. This guidance requires a new tabular disclosure of certain types of expenses (including purchases of inventory, employee compensation, depreciation and amortization) that are included within commonly presented expense captions on the income statement. The guidance also requires the disclosure of a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. Additionally, the guidance requires the disclosure of the total amount of selling expenses and an entity’s definition of selling expenses. The disclosures are required on an interim and annual basis.
Effective Date and Adoption Considerations–The guidance is effective for the company for annual reporting periods beginning in 2027, and for interim reporting periods beginning January 1, 2028. Early adoption is permitted. The company expects to adopt the guidance as of the effective date and to apply the guidance on a prospective basis.
Effect on Financial Statements or Other Significant Matters–The company continues to evaluate the need for any changes to systems, processes, data or controls to meet the additional disclosure requirements. As the guidance is a change to disclosures only, it will impact the Notes to the Consolidated Financial Statements but will not impact the consolidated financial results.
Standards Implemented
Income Tax Disclosures
Standard/Description–Issuance date: December 2023. This guidance requires disaggregated disclosure of the tax rate reconciliation into eight categories, with further disaggregation required for items greater than a specific threshold. Additionally, the guidance requires the disclosure of income taxes paid disaggregated by federal, state and foreign jurisdictions.
Effective Date and Adoption Considerations–The guidance is effective for annual reporting periods beginning in 2025 and early adoption was permitted. The company adopted the guidance on a prospective basis as of the effective date.
Effect on Financial Statements or Other Significant Matters–The guidance is a change to disclosures only, that impacted note G, “Taxes,” but did not have an impact on the consolidated financial results.